Long-Term Debt - Additional Information - NOK Bonds (Detail) - Nibor Loan $ in Millions, kr in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) debt_instrument	Dec. 31, 2017 NOK (kr)
Teekay Offshore and Teekay LNG | Norwegian Kroner Bond
Debt Instrument [Line Items]
Debt instrument, carrying amount for unsecured debt | kr			kr 3.1
Teekay Offshore, Teekay LNG and Teekay | Norwegian Kroner-denominated Bonds due through October 2021
Debt Instrument [Line Items]
Debt instrument, carrying amount	$ 377.9
Debt instrument transfer of principal amount	$ 430.5		kr 3.1
Teekay Offshore, Teekay LNG and Teekay | Norwegian Kroner-denominated Bonds due through October 2021 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.70%
Fixed interest rates based on cross currency swaps	5.92%		5.92%
Teekay Offshore, Teekay LNG and Teekay | Norwegian Kroner-denominated Bonds due through October 2021 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	6.00%
Fixed interest rates based on cross currency swaps	7.72%		7.72%
Teekay Offshore | Norwegian Kroner Bond
Debt Instrument [Line Items]
Debt instrument, carrying amount for unsecured debt		$ 256.9
Number of debt instruments | debt_instrument		3